LONG-TERM OPERATING COMMITMENTS - Fuel Suppliers (Details) R$ in Thousands	Dec. 31, 2017 BRL (R$)
2019
Fuel Suppliers
Total	R$ 3,491,483
2019 | Amazonas Distribuidora
Fuel Suppliers
Total	3,389,790
2019 | CGTEE
Fuel Suppliers
Total	89,946
2019 | Eletronuclear
Fuel Suppliers
Total	11,747
2020
Fuel Suppliers
Total	3,727,170
2020 | Amazonas Distribuidora
Fuel Suppliers
Total	3,552,036
2020 | CGTEE
Fuel Suppliers
Total	89,946
2020 | Eletronuclear
Fuel Suppliers
Total	85,188
2021
Fuel Suppliers
Total	3,911,063
2021 | Amazonas Distribuidora
Fuel Suppliers
Total	3,701,736
2021 | CGTEE
Fuel Suppliers
Total	89,946
2021 | Eletronuclear
Fuel Suppliers
Total	119,381
2022
Fuel Suppliers
Total	3,958,260
2022 | Amazonas Distribuidora
Fuel Suppliers
Total	3,868,314
2022 | CGTEE
Fuel Suppliers
Total	89,946
2023
Fuel Suppliers
Total	4,196,129
2023 | Amazonas Distribuidora
Fuel Suppliers
Total	4,042,388
2023 | CGTEE
Fuel Suppliers
Total	89,946
2023 | Eletronuclear
Fuel Suppliers
Total	63,795
After 2023
Fuel Suppliers
Total	38,084,239
After 2023 | Amazonas Distribuidora
Fuel Suppliers
Total	29,211,293
After 2023 | CGTEE
Fuel Suppliers
Total	89,946
After 2023 | Eletronuclear
Fuel Suppliers
Total	R$ 8,783,000